CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Share capital [Member]	Contributed surplus [Member]	Accumulated other comprehensive income [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2023	$ 87,869	$ 12,552	$ 1,324	$ (81,117)	$ 20,628
Balance, shares at Dec. 31, 2023	65,551
Shares cancelled	$ (2,651)	0	0	(2,048)	(4,699)
Shares cancelled, shares	(1,997)
Shares issued on exercise of options	$ 3,436	(917)	0	0	2,519
Shares issued on exercise of options, shares	1,767
Shares issued on exercise of warrants	$ 10	(3)	0	0	7
Shares issued on exercise of warrants, shares	4
Common shares, replacement options and warrants issued on the acquisition of Goldsource	$ 32,049	2,185	0	0	34,234
Common shares, replacement options and warrants issued on the acquisition of Goldsource, shares	13,160
Common shares issued on RSU vesting	$ 504	(504)	0	0	0
Common shares issued on RSU vesting, shares	396
Common shares issued on DSU vesting	$ 101	(101)	0	0	0
Common shares issued on DSU vesting, shares	71
Common shares issued to settle reclamation obligation	$ 460	0	0	0	460
Common shares issued to settle reclamation obligation, shares	297
Capital contribution	$ 0	2,087	0	0	2,087
Share-based compensation	0	1,022	0	0	1,022
Net income	0	0	0	19,152	19,152
Other comprehensive income (loss)	0	0	1,513	0	1,513
Balance at Dec. 31, 2024	$ 121,778	16,321	2,837	(64,013)	76,923
Balance, shares at Dec. 31, 2024	79,249
Shares cancelled	$ (749)	0	0	(608)	(1,357)
Shares cancelled, shares	(535)
Private placements	$ 37,438				37,438
Private placements, shares	6,906
Shares issued on exercise of options	$ 1,720	(623)	0	0	1,097
Shares issued on exercise of options, shares	501
Shares issued on exercise of warrants	$ 2,088	(682)	0	0	1,406
Shares issued on exercise of warrants, shares	794
Common shares issued on RSU vesting	$ 6	(6)	0	0	0
Common shares issued on RSU vesting, shares	4
Common shares issued on DSU vesting	$ 166	(166)	0	0	0
Common shares issued on DSU vesting, shares	90
Share-based compensation	$ 0	1,973	0	0	1,973
Net income	0	0	0	33,740	33,740
Other comprehensive income (loss)	0	0	(487)	0	(487)
Balance at Dec. 31, 2025	$ 162,447	$ 16,817	$ 2,350	$ (30,881)	$ 150,733
Balance, shares at Dec. 31, 2025	87,009